UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 12/31/17

Fund’s investments
As of 12-31-17 (unaudited)
	Shares	Value
Common stocks 98.5%		$15,045,613,556
(Cost $11,283,047,537)
Consumer discretionary 7.7%		1,175,828,823
Auto components 1.1%
BorgWarner, Inc.	3,219,819	164,500,553
Internet and direct marketing retail 0.5%
The Priceline Group, Inc. (A)	41,605	72,298,673
Media 4.2%
CBS Corp., Class B	1,194,140	70,454,260
Comcast Corp., Class A	5,801,700	232,358,085
Liberty Global PLC LiLAC, Class C (A)	1,877,741	37,348,268
Time Warner, Inc.	1,716,277	156,987,857
Twenty-First Century Fox, Inc., Class A	4,286,304	148,006,077
Specialty retail 1.9%
The Home Depot, Inc.	1,095,096	207,553,545
The TJX Companies, Inc.	1,128,976	86,321,505
Consumer staples 1.9%		296,314,163
Beverages 0.6%
Coca-Cola European Partners PLC	2,386,114	95,086,643
Food and staples retailing 1.3%
CVS Health Corp.	2,775,552	201,227,520
Energy 11.3%		1,723,794,817
Oil, gas and consumable fuels 11.3%
Andeavor	2,120,319	242,437,274
Chevron Corp.	3,450,824	432,008,657
ConocoPhillips	3,565,046	195,685,375
Diamondback Energy, Inc. (A)	1,445,359	182,476,574
Energen Corp. (A)	1,194,286	68,755,045
EQT Corp.	427,392	24,327,153
Marathon Petroleum Corp.	2,591,503	170,987,368
Phillips 66	839,916	84,957,503
Royal Dutch Shell PLC, ADR, Class A	4,829,259	322,159,868
Financials 31.9%		4,873,783,221
Banks 18.9%
Bank of America Corp.	25,408,662	750,063,702
Citigroup, Inc.	7,529,524	560,271,881
Fifth Third Bancorp	1,320,940	40,077,320
JPMorgan Chase & Co.	7,016,552	750,350,071
KeyCorp	5,345,136	107,811,393
Lloyds Banking Group PLC, ADR (B)	24,226,936	90,851,010
Regions Financial Corp.	9,787,923	169,135,309
Wells Fargo & Company	6,745,288	409,236,623
Capital markets 1.5%
The Goldman Sachs Group, Inc.	907,438	231,178,905
Consumer finance 2.8%
Capital One Financial Corp.	1,406,519	140,061,162
Discover Financial Services	2,468,608	189,885,327
Synchrony Financial	2,650,004	102,316,654
Diversified financial services 4.1%
Berkshire Hathaway, Inc., Class B (A)	3,174,476	629,244,633
2	JOHN HANCOCK Disciplined Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 4.6%
American International Group, Inc.	2,533,540	$150,948,313
Chubb, Ltd.	1,329,425	194,268,875
Everest Re Group, Ltd.	341,290	75,513,825
The Allstate Corp.	1,805,272	189,030,031
XL Group, Ltd.	2,660,358	93,538,187
Health care 14.2%		2,168,823,587
Biotechnology 1.9%
Gilead Sciences, Inc.	2,585,662	185,236,826
Shire PLC, ADR	638,973	99,117,492
Health care providers and services 4.2%
Anthem, Inc.	926,582	208,490,216
Cigna Corp.	818,285	166,185,501
Laboratory Corp. of America Holdings (A)	694,475	110,775,707
UnitedHealth Group, Inc.	714,550	157,529,693
Pharmaceuticals 8.1%
Johnson & Johnson	3,227,596	450,959,713
Merck & Company, Inc.	5,036,952	283,429,289
Pfizer, Inc.	10,598,850	383,890,347
Sanofi, ADR	2,865,321	123,208,803
Industrials 7.6%		1,158,614,587
Aerospace and defense 3.6%
General Dynamics Corp.	512,896	104,348,691
L3 Technologies, Inc.	500,435	99,011,065
Raytheon Company	407,234	76,498,907
Spirit AeroSystems Holdings, Inc., Class A	754,199	65,803,863
United Technologies Corp.	1,666,935	212,650,898
Airlines 1.5%
Delta Air Lines, Inc.	2,390,829	133,886,424
Southwest Airlines Company	1,375,264	90,011,029
Building products 0.2%
Masco Corp.	610,457	26,823,481
Electrical equipment 1.4%
ABB, Ltd., ADR (B)	1,343,171	36,023,846
Eaton Corp. PLC	2,232,743	176,409,024
Machinery 0.9%
Cummins, Inc.	776,423	137,147,359
Information technology 16.1%		2,460,733,440
Communications equipment 2.9%
Cisco Systems, Inc.	11,329,016	433,901,313
Electronic equipment, instruments and components 3.0%
Flex, Ltd. (A)	7,368,847	132,565,559
TE Connectivity, Ltd.	3,427,657	325,764,521
Internet software and services 1.7%
Alphabet, Inc., Class A (A)	134,358	141,532,717
eBay, Inc. (A)	3,206,432	121,010,744
IT services 1.4%
DXC Technology Company	2,226,536	211,298,266
Semiconductors and semiconductor equipment 0.3%
KLA-Tencor Corp.	440,868	46,322,001
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Disciplined Value Fund	3

	Shares	Value
Information technology (continued)
Software 3.0%
Microsoft Corp.	1,721,121	$147,224,690
Oracle Corp.	6,671,772	315,441,380
Technology hardware, storage and peripherals 3.8%
Apple, Inc.	1,845,296	312,279,442
HP, Inc.	8,252,066	173,375,907
NetApp, Inc.	1,807,970	100,016,900
Materials 6.6%		1,002,258,327
Chemicals 3.3%
Celanese Corp., Series A	1,203,385	128,858,466
DowDuPont, Inc.	2,704,359	192,604,448
FMC Corp.	722,813	68,421,479
Methanex Corp. (B)	1,800,197	109,001,928
Construction materials 0.6%
Cemex SAB de CV, ADR (A)	10,315,442	77,365,815
CRH PLC, ADR	228,435	8,244,219
Containers and packaging 0.9%
WestRock Company	2,249,986	142,221,615
Metals and mining 1.8%
Barrick Gold Corp.	4,993,183	72,251,358
Nucor Corp.	870,807	55,365,909
Steel Dynamics, Inc.	3,429,703	147,923,090
Telecommunication services 1.2%		185,462,591
Diversified telecommunication services 1.2%
Verizon Communications, Inc.	3,503,922	185,462,591

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$20,636,452
(Cost $20,636,302)
John Hancock Collateral Trust (C)	1.3985(D)	2,062,882	20,636,452
Short-term investments 1.7%			$256,677,637
(Cost $256,677,637)
Money market funds 1.7%			256,677,637
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2075(D)	256,677,637	256,677,637

Total investments (Cost $11,560,361,476) 100.3%	$15,322,927,645
Other assets and liabilities, net (0.3%)	(51,834,346)
Total net assets 100.0%	$15,271,093,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 12-31-17. The value of securities on loan amounted to $20,216,339.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-17.
4	JOHN HANCOCK Disciplined Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q3	12/17
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		2/18

John Hancock

Small Company Fund

Quarterly portfolio holdings 12/31/17

Fund’s investments
As of 12-31-17 (unaudited)
	Shares	Value
Common stocks 97.4%		$352,375,745
(Cost $299,099,032)
Consumer discretionary 9.8%		35,587,178
Auto components 1.5%
Visteon Corp. (A)	42,260	5,288,416
Diversified consumer services 1.2%
Adtalem Global Education, Inc. (A)	103,410	4,348,391
Hotels, restaurants and leisure 2.3%
Boyd Gaming Corp.	105,425	3,695,146
Extended Stay America, Inc.	242,300	4,603,700
Media 1.2%
Nexstar Media Group, Inc., Class A	57,415	4,489,853
Specialty retail 2.3%
DSW, Inc., Class A	186,510	3,993,179
Lithia Motors, Inc., Class A	38,405	4,362,424
Textiles, apparel and luxury goods 1.3%
Wolverine World Wide, Inc.	150,755	4,806,069
Consumer staples 2.5%		8,954,138
Food and staples retailing 1.2%
Performance Food Group Company (A)	133,275	4,411,403
Household products 1.3%
Central Garden & Pet Company, Class A (A)	120,465	4,542,735
Energy 5.4%		19,674,667
Energy equipment and services 3.0%
Forum Energy Technologies, Inc. (A)	303,330	4,716,782
Patterson-UTI Energy, Inc.	267,510	6,155,405
Oil, gas and consumable fuels 2.4%
Callon Petroleum Company (A)	339,910	4,129,907
Extraction Oil & Gas, Inc. (A)	326,525	4,672,573
Financials 23.1%		83,501,831
Banks 13.1%
Ameris Bancorp	90,170	4,346,194
BankUnited, Inc.	96,075	3,912,174
Chemical Financial Corp.	109,945	5,878,759
FNB Corp.	342,520	4,733,626
IBERIABANK Corp.	68,265	5,290,538
Independent Bank Group, Inc.	65,005	4,394,338
Old National Bancorp	255,260	4,454,287
Simmons First National Corp., Class A	90,000	5,139,000
Sterling Bancorp	209,440	5,152,224
Wintrust Financial Corp.	50,885	4,191,397
Capital markets 2.5%
Legg Mason, Inc.	108,895	4,571,412
Stifel Financial Corp.	74,225	4,420,841
Insurance 4.5%
American Equity Investment Life Holding Company	82,405	2,532,306
Argo Group International Holdings, Ltd.	55,975	3,450,859
Aspen Insurance Holdings, Ltd.	122,835	4,987,097
The Hanover Insurance Group, Inc.	48,225	5,212,158
2	JOHN HANCOCK Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 3.0%
BofI Holding, Inc. (A)	199,630	$5,968,937
Capitol Federal Financial, Inc.	362,840	4,865,684
Health care 8.6%		31,207,733
Biotechnology 1.0%
Ligand Pharmaceuticals, Inc. (A)	26,685	3,653,977
Health care equipment and supplies 1.2%
Quidel Corp. (A)	100,920	4,374,882
Health care technology 2.8%
Allscripts Healthcare Solutions, Inc. (A)	344,985	5,019,532
Omnicell, Inc. (A)	107,035	5,191,198
Pharmaceuticals 3.6%
Pacira Pharmaceuticals, Inc. (A)	102,385	4,673,875
Prestige Brands Holdings, Inc. (A)	102,310	4,543,587
Supernus Pharmaceuticals, Inc. (A)	94,120	3,750,682
Industrials 18.3%		66,150,185
Aerospace and defense 2.8%
Aerojet Rocketdyne Holdings, Inc. (A)	147,285	4,595,292
Curtiss-Wright Corp.	44,820	5,461,317
Building products 2.6%
American Woodmark Corp. (A)	37,995	4,948,849
JELD-WEN Holding, Inc. (A)	108,800	4,283,456
Construction and engineering 1.6%
MasTec, Inc. (A)	116,615	5,708,304
Machinery 8.7%
Albany International Corp., Class A	86,955	5,343,385
Crane Company	57,320	5,114,090
ITT, Inc.	112,665	6,012,931
Milacron Holdings Corp. (A)	205,815	3,939,299
REV Group, Inc.	164,405	5,348,095
SPX FLOW, Inc. (A)	123,220	5,859,111
Road and rail 1.6%
Saia, Inc. (A)	81,615	5,774,261
Trading companies and distributors 1.0%
Univar, Inc. (A)	121,505	3,761,795
Information technology 12.1%		43,705,330
Electronic equipment, instruments and components 4.7%
II-VI, Inc. (A)	93,345	4,382,548
Littelfuse, Inc.	17,785	3,518,229
Tech Data Corp. (A)	47,765	4,679,537
TTM Technologies, Inc. (A)	283,930	4,449,183
IT services 3.6%
CACI International, Inc., Class A (A)	33,910	4,487,989
DST Systems, Inc.	74,415	4,618,939
Virtusa Corp. (A)	91,875	4,049,850
Semiconductors and semiconductor equipment 2.2%
Power Integrations, Inc.	57,770	4,248,984
Semtech Corp. (A)	105,985	3,624,687
Software 1.6%
Bottomline Technologies, Inc. (A)	162,785	5,645,384
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Small Company Fund	3

	Shares	Value
Materials 6.4%		$23,307,885
Chemicals 3.8%
Ferro Corp. (A)	185,680	4,380,191
Ingevity Corp. (A)	70,465	4,965,669
PolyOne Corp.	104,545	4,547,708
Metals and mining 2.6%
Allegheny Technologies, Inc. (A)	190,195	4,591,307
Commercial Metals Company	226,220	4,823,010
Real estate 6.7%		24,064,415
Equity real estate investment trusts 6.7%
Chesapeake Lodging Trust	165,320	4,478,519
Columbia Property Trust, Inc.	229,315	5,262,779
Education Realty Trust, Inc.	130,790	4,567,187
Physicians Realty Trust	289,605	5,209,994
STAG Industrial, Inc.	166,335	4,545,936
Utilities 4.5%		16,222,383
Electric utilities 3.0%
ALLETE, Inc.	72,735	5,408,575
IDACORP, Inc.	58,930	5,383,845
Gas utilities 1.5%
Spire, Inc.	72,255	5,429,963
Exchange-traded funds 0.2%		$746,292
(Cost $751,056)
iShares Russell 2000 ETF	4,895	746,292

	Yield (%)	Shares	Value
Short-term investments 2.2%			$8,103,170
(Cost $8,103,170)
Money market funds 2.2%			8,103,170
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2075(B)	8,103,170	8,103,170

Total investments (Cost $307,953,258) 99.8%	$361,225,207
Other assets and liabilities, net 0.2%	697,702
Total net assets 100.0%	$361,922,909

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-17.
4	JOHN HANCOCK Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	348Q3	12/17
This report is for the information of the shareholders of John Hancock Small Company Fund.		2/18

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 12/31/17

Fund’s investments
As of 12-31-17 (unaudited)
	Shares	Value
Common stocks 98.7%		$14,580,719,010
(Cost $10,459,708,411)
Consumer discretionary 3.6%		527,553,020
Auto components 1.7%
BorgWarner, Inc.	2,614,990	133,599,839
Lear Corp.	374,417	66,144,507
Tenneco, Inc.	806,626	47,219,886
Internet and direct marketing retail 0.5%
Expedia, Inc.	574,093	68,759,119
Leisure products 0.8%
Brunswick Corp.	939,127	51,858,593
Hasbro, Inc.	734,358	66,745,799
Media 0.6%
CBS Corp., Class B	1,108,214	65,384,626
Omnicom Group, Inc.	382,269	27,840,651
Consumer staples 0.9%		139,241,664
Beverages 0.6%
Coca-Cola European Partners PLC	2,137,411	85,175,828
Food products 0.3%
Nomad Foods, Ltd. (A)	3,197,270	54,065,836
Energy 8.9%		1,310,260,019
Oil, gas and consumable fuels 8.9%
Anadarko Petroleum Corp.	1,860,450	99,794,538
Andeavor	1,750,323	200,131,932
Cimarex Energy Company	570,286	69,580,595
Diamondback Energy, Inc. (A)	1,366,139	172,475,049
Energen Corp. (A)	2,338,443	134,624,164
EQT Corp.	2,139,375	121,773,225
Marathon Petroleum Corp.	1,960,114	129,328,322
Newfield Exploration Company (A)	2,467,243	77,792,172
Parsley Energy, Inc., Class A (A)	3,900,592	114,833,428
Pioneer Natural Resources Company	564,883	97,640,027
RSP Permian, Inc. (A)	2,268,598	92,286,567
Financials 25.5%		3,766,858,557
Banks 7.5%
BB&T Corp.	1,541,004	76,618,719
East West Bancorp, Inc.	3,460,580	210,507,081
Fifth Third Bancorp	5,833,704	176,994,579
Huntington Bancshares, Inc.	14,246,948	207,435,563
KeyCorp	4,028,218	81,249,157
Regions Financial Corp.	7,419,962	128,216,943
SunTrust Banks, Inc.	3,575,079	230,914,353
Capital markets 4.3%
E*TRADE Financial Corp. (A)	1,907,299	94,544,811
Moody's Corp.	449,728	66,384,350
Raymond James Financial, Inc.	2,740,745	244,748,529
State Street Corp.	1,122,595	109,576,498
TD Ameritrade Holding Corp.	2,413,584	123,406,550
Consumer finance 3.8%
Discover Financial Services	3,433,208	264,082,359
2	JOHN HANCOCK Disciplined Value Mid Cap Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
Navient Corp.	4,789,812	$63,800,296
SLM Corp. (A)	8,726,345	98,607,699
Synchrony Financial	3,267,379	126,153,503
Insurance 9.9%
Alleghany Corp. (A)	344,179	205,161,660
Aon PLC	981,609	131,535,606
Everest Re Group, Ltd.	369,572	81,771,501
Loews Corp.	2,694,715	134,816,591
Marsh & McLennan Companies, Inc.	1,405,810	114,418,876
Reinsurance Group of America, Inc.	1,318,189	205,545,211
The Allstate Corp.	1,661,941	174,021,842
Torchmark Corp.	664,369	60,264,912
Unum Group	2,138,815	117,399,555
Validus Holdings, Ltd.	1,128,064	52,928,763
W.R. Berkley Corp.	1,629,118	116,726,305
XL Group, Ltd.	1,963,218	69,026,745
Health care 5.3%		788,676,111
Health care equipment and supplies 1.1%
Boston Scientific Corp. (A)	4,900,071	121,472,760
Zimmer Biomet Holdings, Inc.	365,140	44,061,444
Health care providers and services 3.3%
Cardinal Health, Inc.	1,411,104	86,458,342
DaVita, Inc. (A)	956,734	69,124,032
Laboratory Corp. of America Holdings (A)	1,133,309	180,774,119
McKesson Corp.	362,860	56,588,017
Universal Health Services, Inc., Class B	889,852	100,864,724
Life sciences tools and services 0.6%
Bruker Corp.	831,645	28,542,056
ICON PLC (A)	483,622	54,238,207
Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC (A)	345,729	46,552,410
Industrials 17.0%		2,517,223,796
Aerospace and defense 2.8%
Curtiss-Wright Corp.	791,616	96,458,410
Huntington Ingalls Industries, Inc.	255,202	60,151,111
L3 Technologies, Inc.	318,026	62,921,444
Spirit AeroSystems Holdings, Inc., Class A	1,103,377	96,269,643
Textron, Inc.	1,789,189	101,250,206
Airlines 2.0%
American Airlines Group, Inc.	1,628,383	84,724,767
Delta Air Lines, Inc.	1,046,708	58,615,648
Southwest Airlines Company	1,113,095	72,852,068
United Continental Holdings, Inc. (A)	1,142,323	76,992,570
Building products 1.4%
Masco Corp.	4,666,922	205,064,553
Construction and engineering 0.4%
Fluor Corp.	1,164,703	60,156,910
Electrical equipment 2.7%
AMETEK, Inc.	2,403,366	174,171,934
Eaton Corp. PLC	1,497,981	118,355,479
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	3

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
EnerSys	755,014	$52,571,625
Hubbell, Inc.	383,673	51,926,304
Machinery 4.1%
Cummins, Inc.	649,676	114,758,769
Ingersoll-Rand PLC	940,505	83,883,641
PACCAR, Inc.	737,112	52,393,921
Parker-Hannifin Corp.	334,985	66,856,306
Stanley Black & Decker, Inc.	712,393	120,885,968
The Timken Company	1,576,814	77,500,408
WABCO Holdings, Inc. (A)	630,924	90,537,594
Professional services 2.6%
ManpowerGroup, Inc.	1,675,345	211,277,758
Nielsen Holdings PLC	1,014,809	36,939,048
Robert Half International, Inc.	2,390,975	132,794,752
Trading companies and distributors 1.0%
Air Lease Corp.	1,667,329	80,181,852
WESCO International, Inc. (A)	1,125,915	76,731,107
Information technology 19.0%		2,798,867,650
Communications equipment 1.3%
Harris Corp.	1,384,727	196,146,580
Electronic equipment, instruments and components 4.1%
Arrow Electronics, Inc. (A)	2,166,995	174,248,068
Belden, Inc.	680,196	52,490,725
Flex, Ltd. (A)	8,799,246	158,298,429
Jabil, Inc.	1,467,890	38,532,113
TE Connectivity, Ltd.	1,838,252	174,707,470
Internet software and services 2.2%
eBay, Inc. (A)	3,435,823	129,667,960
InterActiveCorp (A)	1,125,889	137,673,707
NetEase, Inc., ADR	177,655	61,303,411
IT services 5.2%
Amdocs, Ltd.	3,043,600	199,294,928
Cognizant Technology Solutions Corp., Class A	744,206	52,853,510
DXC Technology Company	2,283,485	216,702,727
Fidelity National Information Services, Inc.	2,248,031	211,517,237
Leidos Holdings, Inc.	1,401,551	90,498,148
Semiconductors and semiconductor equipment 2.6%
KLA-Tencor Corp.	365,696	38,423,679
Marvell Technology Group, Ltd.	3,763,793	80,808,636
Microsemi Corp. (A)	1,434,517	74,092,803
ON Semiconductor Corp. (A)	5,105,393	106,906,929
Qorvo, Inc. (A)	548,599	36,536,693
Skyworks Solutions, Inc.	450,725	42,796,339
Software 1.1%
Activision Blizzard, Inc.	2,586,482	163,776,040
Technology hardware, storage and peripherals 2.5%
Hewlett Packard Enterprise Company	2,979,760	42,789,354
HP, Inc.	7,393,817	155,344,095
NetApp, Inc.	2,306,742	127,608,967
Western Digital Corp.	450,762	35,849,102
4	JOHN HANCOCK Disciplined Value Mid Cap Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials 6.2%		$908,764,805
Chemicals 1.4%
FMC Corp.	694,699	65,760,207
PPG Industries, Inc.	342,276	39,984,682
Valvoline, Inc.	4,095,622	102,636,287
Construction materials 0.5%
Cemex SAB de CV, ADR (A)	9,935,397	74,515,478
Containers and packaging 3.0%
Berry Global Group, Inc. (A)	2,223,833	130,472,282
Crown Holdings, Inc. (A)	2,070,175	116,447,344
Graphic Packaging Holding Company	7,307,957	112,907,936
WestRock Company	1,314,232	83,072,605
Metals and mining 1.3%
Steel Dynamics, Inc.	4,242,244	182,967,984
Real estate 6.9%		1,021,934,477
Equity real estate investment trusts 6.9%
American Assets Trust, Inc.	1,536,515	58,756,334
American Homes 4 Rent, Class A	2,287,092	49,950,089
Boston Properties, Inc.	1,749,692	227,512,451
Douglas Emmett, Inc.	2,775,388	113,957,431
Duke Realty Corp.	2,197,648	59,798,002
Equity Residential	1,294,518	82,551,413
Essex Property Trust, Inc.	247,227	59,673,181
Kilroy Realty Corp.	645,349	48,175,303
Kimco Realty Corp.	2,625,218	47,647,707
Regency Centers Corp.	1,771,029	122,519,786
SL Green Realty Corp.	1,499,978	151,392,780
Utilities 5.4%		801,338,911
Electric utilities 4.7%
Alliant Energy Corp.	4,498,160	191,666,598
Edison International	693,307	43,844,735
Great Plains Energy, Inc.	1,599,664	51,573,167
Pinnacle West Capital Corp.	2,302,983	196,168,092
PPL Corp.	1,735,001	53,698,281
Xcel Energy, Inc.	3,360,001	161,649,648
Multi-utilities 0.7%
DTE Energy Company	938,593	102,738,390

	Yield (%)	Shares	Value
Short-term investments 1.5%			$227,643,195
(Cost $227,643,195)
Money market funds 1.5%			227,643,195
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2075(B)	227,643,195	227,643,195

Total investments (Cost $10,687,351,606) 100.2%	$14,808,362,205
Other assets and liabilities, net (0.2%)	(33,460,437)
Total net assets 100.0%	$14,774,901,768

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-17.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q3	12/17
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		2/18

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 12/31/17

Fund’s investments
As of 12-31-17 (unaudited)
	Shares	Value
Common stocks 98.7%		$652,260,973
(Cost $579,826,599)
Australia 4.1%		26,824,193
Australia & New Zealand Banking Group, Ltd.	249,353	5,562,829
BHP Billiton, Ltd.	307,488	7,063,280
Coca-Cola Amatil, Ltd.	575,717	3,814,048
National Australia Bank, Ltd.	239,979	5,511,161
Santos, Ltd. (A)	1,151,226	4,872,875
Belgium 1.5%		9,969,631
bpost SA	201,626	6,136,328
Ontex Group NV	115,863	3,833,303
Canada 7.0%		46,363,618
Bank of Montreal	76,470	6,119,425
Fairfax Financial Holdings, Ltd.	10,241	5,453,231
Goldcorp, Inc.	394,695	5,033,382
Husky Energy, Inc. (A)	392,310	5,539,779
IGM Financial, Inc.	152,159	5,344,328
Magna International, Inc.	117,182	6,641,246
Suncor Energy, Inc.	155,656	5,714,817
The Toronto-Dominion Bank	111,234	6,517,410
Chile 0.8%		5,532,791
Antofagasta PLC	409,956	5,532,791
China 1.9%		12,722,462
China Petroleum & Chemical Corp., H Shares	3,878,279	2,840,581
CNOOC, Ltd.	3,866,000	5,550,096
Lenovo Group, Ltd.	7,692,572	4,331,785
Denmark 0.9%		6,175,500
Carlsberg A/S, Class B	51,489	6,175,500
France 11.5%		76,146,263
AXA SA	199,426	5,909,621
BNP Paribas SA	77,047	5,731,404
Engie SA	336,524	5,785,341
ICADE	63,865	6,275,630
Ingenico Group SA	55,399	5,914,136
Lagardere SCA	175,332	5,614,844
Orange SA	375,122	6,501,157
Pernod Ricard SA	40,443	6,396,243
Publicis Groupe SA	79,794	5,409,001
Sanofi	59,663	5,136,491
Schneider Electric SE (A)	69,724	5,911,220
TOTAL SA	101,436	5,599,244
Vinci SA	58,398	5,961,931
Germany 11.9%		78,846,324
Allianz SE	25,814	5,907,462
BASF SE	56,752	6,221,786
Bayer AG	45,524	5,656,943
Bayerische Motoren Werke AG	56,789	5,887,990
CECONOMY AG	161,558	2,438,332
E.ON SE	487,968	5,287,691
Fresenius Medical Care AG & Company KGaA	66,361	6,968,532
2	JOHN HANCOCK International Value Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Gerresheimer AG	65,448	$5,412,931
Merck KGaA	54,017	5,797,997
METRO AG (A)	161,558	3,218,017
Muenchener Rueckversicherungs-Gesellschaft AG	28,524	6,159,739
ProSiebenSat.1 Media SE	185,721	6,374,983
SAP SE	67,772	7,581,995
Siemens AG	42,843	5,931,926
Hong Kong 4.0%		26,086,836
China Mobile, Ltd.	532,582	5,385,493
CLP Holdings, Ltd.	495,227	5,066,377
Guangdong Investment, Ltd.	3,946,098	5,275,947
Hang Lung Group, Ltd.	1,439,113	5,291,266
Yue Yuen Industrial Holdings, Ltd.	1,290,702	5,067,753
Ireland 1.9%		12,605,750
Shire PLC	108,748	5,635,432
Smurfit Kappa Group PLC	206,315	6,970,318
Italy 0.6%		3,642,507
Eni SpA	220,119	3,642,507
Japan 20.8%		137,190,609
Bandai Namco Holdings, Inc.	165,331	5,396,358
Bridgestone Corp.	125,786	5,821,658
East Japan Railway Company	58,263	5,681,705
Fujitsu, Ltd.	742,197	5,261,830
Hirose Electric Company, Ltd.	36,046	5,262,934
Hitachi, Ltd.	757,629	5,877,838
Honda Motor Company, Ltd.	197,642	6,745,028
Isuzu Motors, Ltd.	383,807	6,408,533
Japan Tobacco, Inc.	157,398	5,068,706
Keisei Electric Railway Company, Ltd.	203,378	6,529,875
Matsumotokiyoshi Holdings Company, Ltd.	150,514	6,183,276
Mitsubishi Chemical Holdings Corp.	554,940	6,072,115
Mitsubishi Corp.	244,309	6,736,522
Mitsubishi Electric Corp.	361,480	5,990,657
Mitsubishi UFJ Financial Group, Inc.	920,310	6,697,984
Mitsui Fudosan Company, Ltd.	249,085	5,570,905
Mizuho Financial Group, Inc.	3,242,084	5,861,979
Nippon Telegraph & Telephone Corp.	126,225	5,934,356
ORIX Corp.	316,300	5,333,096
Seven & i Holdings Company, Ltd.	137,248	5,685,692
Sumitomo Chemical Company, Ltd.	795,395	5,691,567
Toyo Suisan Kaisha, Ltd.	148,921	6,357,562
Toyota Motor Corp.	110,159	7,020,433
Netherlands 4.6%		30,493,314
Aegon NV	932,588	5,925,618
Akzo Nobel NV	64,000	5,615,675
Heineken Holding NV	59,468	5,879,601
ING Groep NV	323,407	5,936,680
Royal Dutch Shell PLC, A Shares (Euronext Exchange)	214,126	7,135,740
Norway 0.7%		4,756,527
DNB ASA	256,951	4,756,527
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Value Equity Fund	3

	Shares	Value
Singapore 1.7%		$11,137,798
DBS Group Holdings, Ltd.	332,621	6,152,252
Sembcorp Industries, Ltd.	2,207,116	4,985,546
Spain 1.8%		11,676,582
Banco Santander SA	989,784	6,489,239
Telefonica SA	532,706	5,187,343
Sweden 2.6%		17,205,529
Modern Times Group MTG AB, B Shares	152,131	6,392,861
Telefonaktiebolaget LM Ericsson, B Shares	785,702	5,185,421
Trelleborg AB, B Shares	243,157	5,627,247
Switzerland 6.7%		44,193,593
Adecco Group AG	77,718	5,939,217
Credit Suisse Group AG (A)	294,699	5,256,170
Julius Baer Group, Ltd. (A)	94,753	5,794,342
LafargeHolcim, Ltd. (A)	104,121	5,864,287
Nestle SA	96,111	8,263,258
Novartis AG	87,800	7,388,590
Roche Holding AG	22,494	5,687,729
United Kingdom 13.7%		90,691,146
AstraZeneca PLC	95,725	6,605,547
Aviva PLC	727,475	4,961,601
Barclays PLC	1,993,252	5,456,259
BP PLC	832,076	5,837,239
Debenhams PLC (B)	4,129,169	1,939,546
GlaxoSmithKline PLC	285,231	5,051,200
HSBC Holdings PLC	782,548	8,082,195
Imperial Brands PLC	132,114	5,635,263
Informa PLC	626,931	6,099,711
Kingfisher PLC	1,244,253	5,681,286
Meggitt PLC	827,508	5,373,295
RPC Group PLC	457,417	5,433,285
Smiths Group PLC	295,719	5,934,918
Standard Chartered PLC (A)	513,786	5,395,556
Unilever PLC	117,879	6,538,277
Vodafone Group PLC	2,108,824	6,665,968

	Yield (%)	Shares	Value
Securities lending collateral 1.1%			$7,203,832
(Cost $7,204,274)
John Hancock Collateral Trust (C)	1.3985(D)	720,102	7,203,832

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0%				$13,472,030
(Cost $13,471,750)
U.S. Government Agency 1.5%				10,282,000
Federal Agricultural Mortgage Corp. Discount Note	1.050	01-02-18	1,355,000	1,355,000
Federal Home Loan Bank Discount Note	0.969	01-02-18	8,927,000	8,927,000

	Yield (%)	Shares	Value
Money market funds 0.4%			2,631,030
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.1771(D)	2,631,030	2,631,030

4	JOHN HANCOCK International Value Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement 0.1%		559,000

Barclays Capital Tri-Party Repurchase Agreement dated 12-29-17 at 1.350% to be repurchased at $559,084 on 1-2-18, collateralized by $599,100 U.S. Treasury Bonds, 2.500% due 5-15-46 (valued at $570,029, including interest), $200 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-41 (valued at $295, including interest)	559,000	559,000
Total investments (Cost $600,502,623) 101.8%		$672,936,835
Other assets and liabilities, net (1.8%)		(12,194,624)
Total net assets 100.0%		$660,742,211

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 12-31-17. The value of securities on loan amounted to $1,719,372.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 12-31-17:

Financials	21.1%
Consumer discretionary	13.6%
Industrials	11.5%
Consumer staples	11.2%
Health care	9.0%
Materials	9.0%
Energy	7.0%
Information technology	6.0%
Telecommunication services	4.5%
Utilities	3.3%
Real estate	2.5%
Short-term investments and other	1.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Value Equity Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2017, by major security category or type:

	Total value at 12-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in securities:
Assets
Common stocks
Australia	$26,824,193	—	$26,824,193	—
Belgium	9,969,631	—	9,969,631	—
Canada	46,363,618	$46,363,618	—	—
Chile	5,532,791	—	5,532,791	—
China	12,722,462	—	12,722,462	—
Denmark	6,175,500	—	6,175,500	—
France	76,146,263	—	76,146,263	—
Germany	78,846,324	—	78,846,324	—
Hong Kong	26,086,836	—	26,086,836	—
Ireland	12,605,750	—	12,605,750	—
Italy	3,642,507	—	3,642,507	—
Japan	137,190,609	—	137,190,609	—
Netherlands	30,493,314	—	30,493,314	—
Norway	4,756,527	—	4,756,527	—
Singapore	11,137,798	—	11,137,798	—
Spain	11,676,582	—	11,676,582	—

       6

	Total value at 12-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sweden	17,205,529	—	17,205,529	—
Switzerland	44,193,593	—	44,193,593	—
United Kingdom	90,691,146	—	90,691,146	—
Securities lending collateral	7,203,832	7,203,832	—	—
Short-term investments	13,472,030	2,631,030	10,841,000	—
Total investments in securities	$672,936,835	$56,198,480	$616,738,355	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q3	12/17
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		2/18

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 12/31/17

Fund’s investments
As of 12-31-17 (unaudited)
	Shares	Value
Common stocks 96.7%		$1,828,294,660
(Cost $1,216,438,314)
Consumer discretionary 17.5%		330,950,781
Auto components 1.8%
Aptiv PLC	412,106	34,958,952
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	259,576	18,037,936
Internet and direct marketing retail 8.3%
Amazon.com, Inc. (A)	81,075	94,814,780
Netflix, Inc. (A)	68,986	13,242,553
The Priceline Group, Inc. (A)	27,808	48,323,074
Leisure products 0.4%
Polaris Industries, Inc. (B)	61,126	7,579,013
Media 3.0%
Comcast Corp., Class A	1,437,298	57,563,785
Specialty retail 3.0%
O'Reilly Automotive, Inc. (A)	123,446	29,693,701
Ulta Beauty, Inc. (A)	119,543	26,736,987
Consumer staples 2.4%		45,604,734
Beverages 1.4%
Monster Beverage Corp. (A)	407,071	25,763,524
Food and staples retailing 0.8%
Sprouts Farmers Market, Inc. (A)	613,034	14,927,378
Household products 0.2%
Colgate-Palmolive Company	65,127	4,913,832
Energy 2.0%		38,565,178
Oil, gas and consumable fuels 2.0%
Chevron Corp.	166,898	20,893,961
Devon Energy Corp.	426,841	17,671,217
Financials 5.1%		97,277,441
Banks 3.1%
Bank of America Corp.	708,215	20,906,507
Citigroup, Inc.	510,655	37,997,839
Capital markets 2.0%
Morgan Stanley	731,334	38,373,095
Health care 13.7%		258,330,237
Biotechnology 2.6%
Amgen, Inc.	136,822	23,793,346
Celgene Corp. (A)	237,573	24,793,118
Health care equipment and supplies 1.0%
Boston Scientific Corp. (A)	550,407	13,644,590
Danaher Corp.	22,992	2,134,117
Intuitive Surgical, Inc. (A)	10,260	3,744,284
Health care providers and services 5.2%
Anthem, Inc.	134,074	30,167,991
UnitedHealth Group, Inc.	312,406	68,873,027
Life sciences tools and services 3.7%
IQVIA Holdings, Inc. (A)	232,029	22,715,639
Thermo Fisher Scientific, Inc.	243,164	46,171,980
2	JOHN HANCOCK Strategic Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 1.2%
Allergan PLC	67,423	$11,029,054
Mylan NV (A)	266,204	11,263,091
Industrials 9.5%		178,904,837
Aerospace and defense 1.9%
General Dynamics Corp.	48,124	9,790,828
Northrop Grumman Corp.	42,175	12,943,929
The Boeing Company	14,019	4,134,343
United Technologies Corp.	75,334	9,610,358
Air freight and logistics 2.3%
FedEx Corp.	170,529	42,553,807
Machinery 2.7%
Caterpillar, Inc.	324,170	51,082,709
Road and rail 1.7%
CSX Corp.	236,628	13,016,906
Kansas City Southern	174,809	18,393,403
Trading companies and distributors 0.9%
United Rentals, Inc. (A)	101,091	17,378,554
Information technology 42.4%		801,194,167
Internet software and services 12.6%
Alphabet, Inc., Class A (A)	49,437	52,076,936
Alphabet, Inc., Class C (A)	79,509	83,198,218
Facebook, Inc., Class A (A)	563,775	99,483,737
MuleSoft, Inc., Class A (A)	134,296	3,123,725
IT services 4.7%
PayPal Holdings, Inc. (A)	582,358	42,873,196
SourceHOV LLC (A)	510	1,459,329
Visa, Inc., Class A	393,684	44,887,850
Semiconductors and semiconductor equipment 3.2%
NVIDIA Corp.	193,817	37,503,590
QUALCOMM, Inc.	282,036	18,055,945
Texas Instruments, Inc.	39,551	4,130,706
Software 15.6%
Activision Blizzard, Inc.	558,086	35,338,006
Electronic Arts, Inc. (A)	394,051	41,398,998
Microsoft Corp.	1,500,378	128,342,334
RingCentral, Inc., Class A (A)	471,555	22,823,262
salesforce.com, Inc. (A)	301,426	30,814,780
ServiceNow, Inc. (A)	275,232	35,887,500
Technology hardware, storage and peripherals 6.3%
Apple, Inc.	707,889	119,796,055
Materials 2.7%		51,905,224
Chemicals 2.7%
DowDuPont, Inc.	568,113	40,461,008
The Sherwin-Williams Company	27,910	11,444,216
Real estate 1.4%		25,562,061
Equity real estate investment trusts 1.4%
Equinix, Inc.	56,401	25,562,061

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Growth Fund	3

	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$5,453,687
(Cost $5,453,741)
John Hancock Collateral Trust (C)	1.3985(D)	545,167	5,453,687

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.9%				$75,331,360
(Cost $75,331,360)
U.S. Government Agency 3.1%				60,261,360
Federal Agricultural Mortgage Corp. Discount Note	1.050	01-02-18	7,940,000	7,939,768
Federal Home Loan Bank Discount Note	0.800	01-02-18	15,881,000	15,880,647
Federal Home Loan Bank Discount Note	1.000	01-02-18	5,294,000	5,293,853
Federal Home Loan Bank Discount Note	1.050	01-02-18	31,148,000	31,147,092

	Par value^	Value
Repurchase agreement 0.8%		15,070,000

Repurchase Agreement with State Street Corp. dated 12-29-17 at 0.540% to be repurchased at $15,070,904 on 1-2-18, collateralized by $15,445,000 Federal Home Loan Bank, 0.875% due 10-1-18 (valued at $15,373,212, including interest)	15,070,000	15,070,000

Total investments (Cost $1,297,223,415) 100.9%	$1,909,079,707
Other assets and liabilities, net (0.9%)	(17,874,041)
Total net assets 100.0%	$1,891,205,666

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 12-31-17. The value of securities on loan amounted to $5,342,098.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK Strategic Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2017, by major security category or type:

	Total value at 12-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$330,950,781	$330,950,781	—	—
Consumer staples	45,604,734	45,604,734	—	—
Energy	38,565,178	38,565,178	—	—
Financials	97,277,441	97,277,441	—	—
Health care	258,330,237	258,330,237	—	—
Industrials	178,904,837	178,904,837	—	—
Information technology	801,194,167	799,734,838	$1,459,329	—
Materials	51,905,224	51,905,224	—	—
Real estate	25,562,061	25,562,061	—	—
Securities lending collateral	5,453,687	5,453,687	—	—
Short-term investments	75,331,360	—	75,331,360	—
Total investments in securities	$1,909,079,707	$1,832,289,018	$76,790,689	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       5

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.
       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q3	12/17
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		2/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2( a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 23, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	February 23, 2018